21. Employees benefits (Details 10) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Current interest expense and service costs	R$ 233,039
Expense to be recognize	8,362	R$ 11,321	R$ 41,627	R$ 97,011
Interest cost rate	224,429	213,201	260,409
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Current interest expense and service costs		232,248	262,873	282,117
Amount received from GESP (undisputed amount)		(96,282)	(95,191)	(96,709)
Expense to be recognize		R$ 135,966	R$ 167,682	R$ 185,408
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Interest cost rate	227,367
Expense to be recognize	R$ 227,367